INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

17. INCOME TAXES

For the fiscal years 2022 and 2021, there was no provision for income taxes and deferred tax assets have been entirely offset by valuation allowances.

As of December 31, 2022 and 2021, the Company had net operating loss carry forwards of approximately $3,897,793 and $2,890,509, respectively. The carry forwards expire through the year 2042. The Company’s net operating loss carry forwards may be subject to annual limitations, which could reduce or defer the utilization of the losses as a result of an ownership change as defined in Section 382 of the Internal Revenue Code.

The Tax Cuts and Jobs Act was enacted on December 22, 2017, which reduced the U.S. corporate statutory tax rate from 35% to 21% beginning on January 1, 2018. We used 21% as an effective rate. The Company’s tax expense differs from the “expected” tax expense for Federal income tax purposes (computed by applying the United States Federal tax rate of 21% to loss before taxes (2018 – 21%)), as follows:

	For the years ended December 31,
	2022	2021
Net operating loss before taxes	$(6,212,287)	$(22,749,050)
Federal income tax rate	21%	21%
Tax expense (benefit) at the statutory rate	(1,304,580)	(4,777,301)
Non-deductible items
Tax effect of stock-based compensation (non-qualifying options)	389,710	962,936
Change in Derivatives	(92,414)	2,892,085
Change in valuation allowance	1,007,284	922,280
Total	$-	$-

The tax effects of the temporary differences between reportable financial statement income and taxable income are recognized as deferred tax assets and liabilities. The tax effect of significant components of the Company’s deferred tax assets at December 31, 2021 and 2020, respectively, are as follows:

	2022	2021
Deferred tax asset:
Net operating loss carry forwards	$3,897,793	$2,890,509
Total gross deferred tax assets	3,897,793	2,890,509
Less: Deferred tax asset valuation allowance	(3,897,793)	(2,890,509)
Total net deferred tax assets	$-	$-

In assessing the ability to realize the deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

The returns filed from the year 2019 going-forward are subject to examination by the IRS.